Intangible assets - Schedule of intangible assets (Details) - Innovet [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	$ 6,314,571	$ 958,884
Net book value	4,513,207	4,933,871
Accumulated amortization
Balance	$ 1,801,364	$ 6,314,571
Accumulated depreciation and amortisation [member]
Intangible assets - Schedule of intangible assets (Details) [Line Items]
Balance	1,380,700
Accumulated amortization
Amortization	$ 420,664	421,816
Balance		$ 1,380,700